PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

As of March 31, 2026 and December 31, 2025, property and equipment consisted of the following:

	March 31, 2026	December 31, 2025	Useful Lives
Equipment	$140,441	$140,441	5 to 20 years
Equipment – Turkey	1,031,512	1,031,512	5 to 20 years
Vehicles	6,000	6,000	5 to 15 years
Less accumulated depreciation	(27,393)	(26,722)	—
Property and equipment, net	$1,150,560	$1,151,231	—

There was $671 and $1,964 of depreciation expense recorded for the periods ended March 31, 2026 and March 31, 2025, respectively. The assets in Turkey are not yet placed in service and have not been depreciated.

NOTE 5 – PROPERTY AND EQUIPMENT

As of December 31, 2025 and December 31, 2024, property and equipment consisted of the following:

	December 31, 2025	December 31, 2024	Useful lifes
Equipment	$140,441	$600,398	5 to 20 years
Equipment - Turkey	1,031,512	170,162	5 to 20 years
Vehicles	6,000	6,000	5 to 15 years
Less accumulated depreciation	(26,722)	—
Total	$1,151,231	$776,560

Depreciation expense for 2025 was $26,722. In 2024, no assets were placed in service for continuing operations so there is no depreciation expense.